SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Aug. 27, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents maturities, months	3 months
Allowance for credit loss	$ 0	$ 0
Impairment charge	0	0	$ 0
Costs to obtain contracts amortization expense	142,802,000	142,699,000	135,437,000
Severance pay expense	12,002,000	10,917,000	8,328,000
Employee contribution amount, max per year	23,000.0	22,500	20,500
Employees over 50 years of age maximum annual contribution per year	$ 30.5	30	27
Employer matching contribution percentage	50.00%
Contribution expense	$ 10,430,000	$ 11,599,000	$ 9,887,000
Warrants issued in the exchangeable notes transaction (in shares)	851,000	1,680,000	1,781,000		3,457,475
Shares issued under exercise of warrants (in shares)	1,513,183
Advertising expenses	$ 58,118,000	$ 50,740,000	$ 43,981,000
2020 Subsidiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of non-controlling interest in subsidiary				20.00%
Consideration transferred for acquiring additional ownership				$ 14,000,000
2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective conversion price effective (per ADS) (in usd per share)	$ 299.19					$ 299.19
Exchangeable Note Hedge | 2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	1,537,504	1,537,504	1,537,504
Employee Stock Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	8,089,000	4,096,000	18,161,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	6.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	8.00%